ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Short-term debt	$ 16,630	$ 49,887
Consolidated VIEs
Percentage of net revenue contributed by VIE	99.40%	99.30%	78.00%
Percentage of consolidated total assets contributed by VIE	93.40%	83.10%
Percentage of consolidated total liabilities contributed by VIE	78.20%	61.40%
Short-term debt	$ 6,730	$ 29,816
Consolidated VIEs | WFOE
Short-term debt	$ 14,630	$ 29,816